Related party transactions - Summary of Revenue and Purchase of Goods, Services And Other for Related Party (Details) - Related parties - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	$ 49,959	$ 39,558	$ 72,767	$ 83,567
Purchases of goods, related party transactions	645,633	257,426	1,333,885	859,689
Volvo Cars
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	34,403	20,931	49,768	44,452
Purchases of goods, related party transactions	598,959	232,448	1,241,837	752,493
Volvofinans Bank AB
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	14,311	18,627	21,754	39,115
Purchases of goods, related party transactions	227	64	312	334
Geely
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	1,245	0	1,245	0
Purchases of goods, related party transactions	$ 46,447	$ 24,914	$ 91,736	$ 106,862